Note 2 - Loans Receivable - Maturities of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans receivable, less than one year	$ 1,029	$ 935
Loans receivable, one to five years	990	411
Loans receivable, six to ten years	4,248	3,869
Loans receivable, more than ten years	24,399	26,824
Loans receivable, before allowance and fee	30,666	32,039
Real Estate Loan [Member]
Loans receivable, less than one year	734	609
Loans receivable, one to five years	990	411
Loans receivable, six to ten years	4,248	3,869
Loans receivable, more than ten years	24,399	26,824
Loans receivable, before allowance and fee	30,371	31,713
Share Loans [Member]
Loans receivable, less than one year	295	326
Loans receivable, one to five years	0	0
Loans receivable, six to ten years	0	0
Loans receivable, more than ten years	0	0
Loans receivable, before allowance and fee	295	326
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable, less than one year	711	575
Loans receivable, one to five years	0	0
Loans receivable, six to ten years	0	0
Loans receivable, more than ten years	0	0
Loans receivable, before allowance and fee	711	575
Residential Portfolio Segment [Member] | Land [Member]
Loans receivable, less than one year	0	34
Loans receivable, one to five years	40	30
Loans receivable, six to ten years	377	24
Loans receivable, more than ten years	54	59
Loans receivable, before allowance and fee	471	147
Residential Portfolio Segment [Member] | Multifamily [Member]
Loans receivable, less than one year	0	0
Loans receivable, one to five years	0	0
Loans receivable, six to ten years	0	0
Loans receivable, more than ten years	288	302
Loans receivable, before allowance and fee	288	302
Residential Portfolio Segment [Member] | One to Four Family [Member]
Loans receivable, less than one year	23	0
Loans receivable, one to five years	875	280
Loans receivable, six to ten years	3,349	3,239
Loans receivable, more than ten years	24,057	26,445
Loans receivable, before allowance and fee	28,304	29,964
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, less than one year	734	609
Loans receivable, one to five years	915	310
Loans receivable, six to ten years	3,726	3,263
Loans receivable, more than ten years	24,399	26,806
Loans receivable, before allowance and fee	29,774	30,988
Construction Portfolio Segment [Member] | One to Four Family [Member]
Loans receivable, before allowance and fee	0	0
Construction Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, less than one year	0	0
Loans receivable, one to five years	0	0
Loans receivable, six to ten years	0	0
Loans receivable, more than ten years	0	18
Loans receivable, before allowance and fee	0	18
Commercial Real Estate Portfolio Segment [Member]
Loans receivable, before allowance and fee	597	707
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, less than one year	0	0
Loans receivable, one to five years	75	101
Loans receivable, six to ten years	522	606
Loans receivable, more than ten years	0	0
Loans receivable, before allowance and fee	$ 597	$ 707